Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Components of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities as of December 31, 2015 and December 31, 2014 are as follows:

($ in thousands)	December 31, 2015	December 31, 2014
Deferred tax assets
Policyholder reserves	$2,058,446	$2,057,627
Deferred acquisition costs	41,664	24,850
Deferred financing costs	8,707	10,755
Net operating loss carryforward	—	7,500
Investments	120,893	—
Other assets	688	38

Total deferred tax assets	$2,230,398	$2,100,770

Deferred tax liabilities
Value of business acquired	$(86,696)	$(81,032)
Amounts recoverable from reinsurers	(2,076,251)	(2,010,157)
Investments	—	(45,935)
Intangibles	(1,820)	(1,820)
Other liabilities	(591)	(2,558)

Total deferred tax liabilities	$(2,165,358)	$(2,141,502)

Net deferred tax asset/(liability)	$65,040	$(40,732)

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014 were as follows:

($ in thousands)	For the Year Ended December 31, 2015	For the Period from April 1, 2014 Through December 31, 2014
Expected federal income tax expense	45,062	$15,722
Dividends received deduction	(2,443)	(1,470)
Other	3,475	(18)

Total income tax expense	$46,094	$14,234

Predecessor
Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations is as follows:

	Period from January 1, 2014 through March 31, 2014	2013
Statutory federal income tax rate	35.0%	35.0%
Other	—	—

Effective income tax rate	35.0%	35.0%

Components of Income Tax Expense

The components of income tax expense are as follows:

($ in thousands)	Period from January 1, 2014 through March 31, 2014	2013
Current	$914	$3,902
Deferred	8	(77)

Total income tax expense	$922	$3,825